Disposal of Subsidiaries (Details) - Schedule of the net assets of disposed subsidiaries	Jun. 30, 2021 USD ($)
Schedule of the net assets of disposed subsidiaries [Abstract]
Total current assets	$ 213,096
Total other assets	25,926
Total assets	239,022
Total current liabilities	2,637,704
Total net assets	(2,398,682)
Noncontrolling interests	689,430
Total consideration
Exchange rate effect	292,889
Gain from disposal of net assets	(1,416,363)
Write off of intercompany receivables from parent	2,370,324
Total loss on disposal	$ 953,959